Earnings per Share - Additional Information (Details) - $ / shares	2 Months Ended	12 Months Ended
	Feb. 22, 2019	Dec. 31, 2019	Dec. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share Basic [Line Items]
Basic weighted average number of common shares outstanding		94,876,946	71,133,027	64,727,146	57,033,816
– Diluted		109,691,959	71,317,227	64,977,554	57,101,191
Basic net income per share		$ 0.42	$ 0.63	$ 0.34	$ 0.45
Diluted net income per share		$ 0.41	$ 0.63	$ 0.34	$ 0.45
Common Stock
Earnings Per Share Basic [Line Items]
Issuance of new shares		27,777,341
Rights Agreement
Earnings Per Share Basic [Line Items]
Issuance of new shares	14,630,813
Rights Agreement | Common Stock
Earnings Per Share Basic [Line Items]
Issuance of new shares	27,777,341